Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2013
Transactions with Related Parties [Abstract]
Related Party Transactions
	2011	2012	2013
(1(i)) Charter hire commissions	$1,119,611	$646,987	$750,533
(1(ii)) Vessel sale & purchase commissions	2,091,028	-	-
Total Allseas commissions	$3,210,639	$646,987	$750,533

Included in Vessel operating expenses
(1(v)) Superintendent fees	$259,054	$338,826	$399,626

Included in Dry-docking expenses
(1(v)) Superintendent fees	$122,481	$-	$109,248

Management fees - related party
(1(iii)) Management fees	$4,022,215	$3,428,548	$4,104,271
(2) Financial accounting and reporting services	509,869	666,196	720,361
(3) Loretto agreement	248,416	-	1,049,784
Total Management fees	$4,780,500	$4,094,744	$5,874,416

Included in General and administrative expenses
(4) Administrative fees	$33,207	$36,085	$38,598
(7) Executive services agreement	$5,193,645	$3,228,438	$7,582,634